Disposals (Details) $ in Thousands		1 Months Ended	9 Months Ended
		Apr. 30, 2024 USD ($) hectare	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Disclosure of subsidiaries [line items]
Gain from disposal of farmland and other assets (Note 21)			$ 3,614	$ (22,484)
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	[1]			0
Retained Earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	[1]			6,935
Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	[1]			$ (6,935)
La Pecuaria
Disclosure of subsidiaries [line items]
Number of hectares farm | hectare		3,177
Consideration received		$ 20,700
Gain from disposal of farmland and other assets (Note 21)		6,100
La Pecuaria | Retained Earnings
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		6,900
La Pecuaria | Revaluation surplus
Disclosure of subsidiaries [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ (6,900)

[1]	Net of 144,594 of Income tax.